Investment in Juanicipio - Cash Flow Information Related to Investment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Investments [Line Items]
Cash and cash equivalents at the beginning of the year	$ 863.0	$ 400.0
Cash from operating activities	1,333.0	724.0
Cash used in investing activities	(706.0)	(33.0)
Cash used in financing activities	(278.0)	(225.0)
Cash and cash equivalents at the end of the year	1,215.0	863.0
Juanicipio
Disclosure of Investments [Line Items]
Cash and cash equivalents at the beginning of the year	72.0
Cash from operating activities	106.0
Cash used in investing activities	(7.0)
Cash used in financing activities	(44.0)
Cash and cash equivalents at the end of the year	127.0	72.0
Juanicipio
Disclosure of Investments [Line Items]
Cash and cash equivalents at the beginning of the year	163.0
Cash from operating activities	242.0
Cash used in investing activities	(17.0)
Cash used in financing activities	(100.0)
Cash and cash equivalents at the end of the year	$ 288.0	$ 163.0